Schedule III Summary of Activity in Real Estate Facilities (Detail) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2021	Sep. 30, 2022	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Real estate facilities
Real estate facilities, Balance at beginning of year	$ 1,210,102,582	$ 1,593,623,628	$ 1,210,102,582		$ 1,173,825,368	$ 820,296,026
Facility acquisitions			371,507,610			351,070,238
Impact of foreign exchange rate changes		(15,693,784)	(138,457)		4,147,798	6,582,603
Improvements and additions			12,151,893		32,129,416	7,565,494
Other facility acquisitions		69,981,850	15,689,143	[1]
Asset disposals						(11,688,993)
Disposition due to deconsolidation			(15,689,143)
Real estate facilities, Balance at end of year		1,881,346,054	1,593,623,628		1,210,102,582	1,173,825,368
Accumulated depreciation
Accumulated depreciation, beginning balance	(115,903,045)	(155,926,875)	(115,903,045)		(83,692,491)	(54,264,685)
Asset disposals						202,416
Depreciation expense		(35,420,113)	(40,158,233)		(31,711,102)	(29,188,668)
Disposition due to deconsolidation			62,466
Impact of foreign exchange rate changes		1,998,533	71,937		(499,452)	(441,554)
Accumulated depreciation, ending balance		(189,348,455)	(155,926,875)		(115,903,045)	(83,692,491)
Construction in process
Construction in process, Balance at beginning of year	1,761,303	1,799,004	1,761,303		12,237,722	130,383
Net additions and assets placed into service	$ 37,701				(10,476,419)	12,107,339
Construction in process, Balance at end of year		4,294,011	1,799,004		1,761,303	12,237,722
Real estate facilities, net		$ 1,696,291,610	$ 1,439,495,757		$ 1,095,960,840	$ 1,102,370,599

[1]	Such activity represents the acquisition of a property completed by SST VI OP, which as of the acquisition date was consolidated within our consolidated financial statements. On May 1, 2021, we deconsolidated SST VI OP as we were no longer the primary beneficiary, which resulted in the removal of such facility from our consolidated balance sheet. Our investment in SST VI OP is now included within “Investments in and advances to managed REITs” within our consolidated balance sheet.